Vanguard® California Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.6%)
California (99.3%)
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	1,000	1,097
[2]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,575
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	3,300	3,481
[1,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	2,000	1,023
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	5,000	2,529
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	5,000	2,525
[3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	1,000	504
[1,3]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	10,500	5,364
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	30,375	22,809
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	1,060	1,108
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,210	1,263
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	6,745	7,030
[1]	Alameda County CA Unified School District GO	0.000%	8/1/24	3,510	3,345
[1]	Alameda County CA Unified School District GO	0.000%	8/1/29	5,000	4,086
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	1,525	1,551
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/27	300	335
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/28	300	342
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/29	300	347
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/30	500	585
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/31	500	591
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/32	300	357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/33	500	589
	Alameda County Transportation Commission Sales Tax Revenue	5.000%	3/1/34	1,000	1,170
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/40	850	739
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	1,725	1,825
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/38	1,400	1,480
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/39	1,500	1,584
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/45	2,595	2,723
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/45	3,800	3,988
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/50	2,870	3,006
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/22	1,550	1,659
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/29	2,260	2,502
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/33	1,850	2,050
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	1,500	1,617
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	4,500	4,854
	Antelope Valley Community College District GO	3.000%	8/1/50	3,000	2,253
[5,6]	Antioch CA Unified School District GO TOB VRDO	1.730%	9/1/22	10,230	10,230
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	8,085	8,519
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/33	5,665	5,901
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	20,000	13,402
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	15,000	14,920
[6]	Bay Area Toll Authority Highway Revenue VRDO	1.440%	9/1/22	12,545	12,545
[7]	Bay Area Water Supply & Conservation Agency Water Revenue	5.000%	10/1/34	2,925	3,340
[1]	Beaumont Public Improvement Authority Intergovernmental Agreement Revenue	5.000%	9/1/49	4,000	4,297
	Berkeley Unified School District GO	2.000%	8/1/39	400	286
[8]	Beverly Hills Unified School District CA GO	3.000%	8/1/38	6,560	5,937
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,660	2,332
[1]	Brentwood Infrastructure Financing Authority Special Assesment Revenue	5.000%	9/2/28	2,130	2,231
[4]	Cabrillo Community College District GO	0.000%	5/1/26	4,085	3,532
	California Community Choice Financing Authority Electric, Power, Light Revenue PUT	4.000%	8/1/28	21,500	21,872
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	24,050	24,501
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	28,595	28,844
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	8,025	8,111
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	2,000	2,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/53	6,600	6,616
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	3,045	2,859
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	1,750	1,403
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,750	4,221
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	3.000%	8/1/56	2,000	1,437
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	500	543
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/36	825	829
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	939
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,125	1,056
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/49	585	604
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/50	2,000	2,043
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/55	6,710	1,379
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	25	26
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	160	171
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/26	40	44
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/33	250	263
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	800	870
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/38	2,250	2,340
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	5,490	6,452
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/39	6,035	6,296
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	6,645	8,044
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	300	317
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/42	225	242
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	3,810	4,506
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/44	3,000	3,086
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	4,000	4,726
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	10,455	12,368
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/46	300	320
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/48	1,290	1,322
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	13,355	15,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	2,000	2,376
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/53	8,000	8,511
[5,6]	California Educational Facilities Authority College & University Revenue TOB VRDO	1.670%	9/1/22	3,300	3,300
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/45	1,190	1,209
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/55	2,110	2,126
	California Enterprise Development Authority Local or Guaranteed Housing Revenue (M @ College Project)	5.000%	8/1/57	400	402
	California GO	5.000%	8/1/26	1,380	1,514
	California GO	5.000%	8/1/26	1,415	1,552
	California GO	5.000%	10/1/27	9,700	10,889
	California GO	5.000%	11/1/27	4,025	4,525
	California GO	5.000%	11/1/29	1,990	2,309
	California GO	5.000%	11/1/29	1,070	1,242
	California GO	5.000%	4/1/30	1,075	1,254
	California GO	5.000%	4/1/30	6,235	7,273
	California GO	5.000%	8/1/30	3,250	3,553
	California GO	5.000%	9/1/30	1,500	1,762
	California GO	5.000%	10/1/30	4,000	4,703
	California GO	5.000%	4/1/31	5,820	6,878
	California GO	5.000%	4/1/31	8,515	10,062
	California GO	5.000%	8/1/31	14,040	15,618
	California GO	5.000%	9/1/31	8,390	9,174
	California GO	5.000%	11/1/31	5,050	5,640
	California GO	5.000%	11/1/31	1,110	1,263
	California GO	5.000%	12/1/31	2,085	2,480
	California GO	5.000%	12/1/31	1,000	1,087
	California GO	5.000%	3/1/32	2,300	2,650
	California GO	5.000%	4/1/32	2,500	2,964
	California GO	5.000%	4/1/32	1,715	2,034
	California GO	5.000%	8/1/32	2,000	2,218
[1]	California GO	5.250%	8/1/32	12,550	15,234
	California GO	5.000%	9/1/32	2,810	3,068
	California GO	5.000%	10/1/32	7,510	8,620
	California GO	5.000%	10/1/32	5,475	6,387
	California GO	5.000%	11/1/32	2,940	3,412
	California GO	5.000%	12/1/32	500	543
	California GO	5.000%	3/1/33	4,620	5,278
	California GO	5.000%	4/1/33	10,500	11,879
	California GO	5.000%	4/1/33	1,200	1,245
	California GO	5.000%	4/1/33	1,145	1,347
	California GO	5.000%	8/1/33	4,500	4,886
	California GO	5.000%	8/1/33	2,635	2,752
	California GO	3.000%	10/1/33	1,000	1,000
	California GO	5.000%	10/1/33	4,000	4,193
	California GO	5.000%	9/1/34	3,165	3,428
	California GO	5.000%	9/1/34	1,505	1,630
	California GO	3.000%	10/1/34	4,540	4,436
	California GO	4.000%	10/1/34	3,845	4,012
	California GO	3.000%	11/1/34	1,000	976
	California GO	4.000%	11/1/34	4,620	4,850
	California GO	5.000%	12/1/34	16,855	19,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	3/1/35	8,690	9,813
	California GO	5.000%	4/1/35	1,250	1,395
	California GO	5.000%	9/1/35	3,265	3,526
	California GO	5.000%	10/1/35	6,500	6,968
	California GO	3.000%	11/1/35	670	637
	California GO	5.000%	11/1/35	3,750	4,123
	California GO	5.000%	12/1/35	570	649
	California GO	4.000%	3/1/36	15,985	16,509
	California GO	4.000%	8/1/36	400	408
	California GO	4.000%	10/1/36	3,635	3,764
	California GO	5.000%	11/1/36	10,000	11,115
	California GO	5.000%	12/1/36	8,130	9,228
	California GO	5.000%	4/1/37	3,890	4,471
	California GO	4.000%	10/1/37	2,060	2,123
	California GO	4.000%	10/1/37	1,000	1,030
	California GO	5.000%	10/1/37	8,300	9,484
	California GO	5.000%	11/1/37	15,340	16,983
	California GO	4.000%	11/1/38	1,100	1,118
	California GO	4.000%	10/1/39	5,435	5,496
	California GO	5.000%	11/1/39	10,000	11,031
	California GO	4.000%	3/1/40	2,400	2,424
	California GO	5.000%	9/1/41	15,275	17,075
	California GO	4.000%	10/1/41	4,770	4,799
	California GO	5.000%	10/1/41	3,000	3,339
	California GO	3.000%	11/1/41	4,125	3,465
	California GO	4.000%	4/1/42	1,500	1,507
	California GO	5.000%	4/1/42	2,800	3,025
	California GO	5.000%	4/1/42	5,000	5,596
	California GO	5.000%	4/1/45	2,835	3,085
	California GO	5.000%	9/1/46	775	825
	California GO	2.375%	10/1/46	2,000	1,386
	California GO	5.000%	4/1/47	2,000	2,218
	California GO	5.000%	10/1/47	1,040	1,101
	California GO	5.000%	11/1/47	5,000	5,368
	California GO	5.000%	10/1/48	22,050	23,906
[5,6]	California GO TOB VRDO	1.700%	9/1/22	2,220	2,220
[5,6]	California GO TOB VRDO	1.700%	9/1/22	2,395	2,395
[5,6]	California GO TOB VRDO	1.700%	9/7/22	4,000	4,000
[1,5,6]	California GO TOB VRDO	1.710%	9/7/22	3,225	3,225
[6]	California GO VRDO	0.850%	9/1/22	100	100
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,053
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	3,500	3,510
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,435	1,570
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	5,000	5,398
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	860	897
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,100	1,154
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	750	829
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,295	1,402
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,465	2,452

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	645	684
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	5,100	5,471
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	1,000	984
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	3,000	2,634
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	1,000	977
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	1,660	1,620
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	6,310	5,465
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,000	972
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,990	3,408
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	475	507
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	2,500	2,643
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	8,135	6,855
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,865	1,796
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	10,000	11,003
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,485	1,162
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	7,745	8,008
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	11,405	11,108
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,500	1,580
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	7,000	7,320
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	5,000	3,651
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	6,550	6,716
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	31,810	30,894
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	18,110	19,071
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	11,190	11,784
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/49	8,975	8,241
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/50	1,400	1,451
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/51	12,565	9,636
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	17,840	19,307
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/55	2,300	2,377
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/56	20,705	21,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	2,250	2,447
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	12,080	13,974
[5]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.170%	9/1/22	14,220	14,220
[5,6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	1.700%	9/1/22	17,000	17,000
[6]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.950%	9/1/22	2,200	2,200
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	40	44
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	3/20/33	10,979	10,883
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/35	2,752	2,759
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	10,892	10,670
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	15,764	14,683
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	12,427	11,232
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/38	1,693	1,439
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/45	1,315	1,221
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/46	1,700	1,570
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/50	1,730	1,588
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/51	1,750	1,601
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/55	1,860	1,666
[5]	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	1/1/56	4,530	4,291
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/56	2,550	2,276
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/52	5,000	5,376
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/36	100	102
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	4.000%	5/15/40	5,405	5,408
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	2,000	1,862
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	1,810	1,943
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/28	1,220	1,330
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/29	1,290	1,403
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	620	635
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	11,775	8,933
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	17,400	15,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/34	5,000	5,393
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	225	240
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	625	657
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,125	1,179
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	750	793
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	2,000	2,047
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	250	263
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,800	1,886
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/42	1,625	1,560
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	3,000	3,131
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/44	1,500	1,416
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/33	2,220	2,361
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/34	1,340	1,422
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,800	1,949
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	390	446
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	2,465	2,648
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	775	820
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,775	1,866
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,800	1,867
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/41	6,975	7,159
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,180	6,347
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,500	2,568
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	3,720	2,767
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	9,300	9,752
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	3,000	2,610
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	310	311
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	10,560	9,809
[5]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/54	2,250	2,268
[7]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Projects)	5.000%	5/15/42	5,000	5,433
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/40	6,500	6,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/47	3,000	3,185
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/37	930	1,011
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/23	40	42
	California Municipal Finance Authority Industrial Revenue VRDO	0.860%	9/1/22	200	200
	California Municipal Finance Authority Industrial Revenue VRDO	0.860%	9/1/22	3,140	3,140
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	7,979	7,015
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	1,480	1,527
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	2,000	1,524
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/52	3,725	3,822
[2]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	1,600	1,185
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/42	1,000	949
[5]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/52	2,040	1,908
[5]	California Municipal Finance Authority Multifamily Revenue TOB VRDO	1.300%	9/1/22	8,390	8,390
[1,5,6]	California Municipal Finance Authority Port, Airport & Marina Revenue TOB VRDO	1.820%	9/7/22	2,371	2,371
[5,6]	California Municipal Finance Authority Transit Revenue TOB VRDO	1.750%	9/7/22	4,000	4,000
[5,6]	California Property Tax Revenue TOB VRDO	1.790%	9/7/22	4,040	4,040
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	1,500	1,516
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	1,250	1,366
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	5,585	5,851
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.850%	9/1/22	100	100
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.850%	9/1/22	5,000	5,000
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.950%	9/1/22	18,005	18,005
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	10,000	2,393
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	250	261
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	1,000	1,044
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	275	285
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/45	825	818
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/48	675	573
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/49	150	152
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/50	2,120	2,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/50	1,200	1,219
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	800	654
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	5,000	4,040
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/51	800	683
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/52	3,175	3,028
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/55	1,235	1,194
[5]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/59	4,165	4,204
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	1,300	1,012
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	5,000	3,861
[5]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/61	2,275	1,859
[5]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/48	3,025	3,055
[5]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/51	1,500	1,173
[5]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/61	3,675	2,739
[5]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/55	5,375	4,495
[5]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	2/1/23	50	54
[5]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	2/1/23	25	27
[5]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	2/1/23	120	129
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/34	475	485
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/35	975	989
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/36	530	534
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/37	1,000	1,003
[5]	California School Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/36	1,480	1,313
[2,5,6]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	1.790%	9/1/22	5,295	5,295
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	1,000	1,153
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	4,000	4,663
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	1,000	1,099
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/31	2,500	2,747
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	4,000	4,703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	3,000	3,520
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,320
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	4,000	4,583
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	5,000	5,696
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	4,000	4,087
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	4,000	4,533
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/40	14,095	14,036
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/41	9,660	9,553
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/34	1,300	1,315
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	5/1/41	4,120	4,074
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/30	6,000	6,290
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/37	655	667
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/37	1,115	1,137
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/38	1,000	1,010
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	1,000	996
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/45	4,145	3,054
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/34	575	654
[7]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/36	1,115	1,256
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	3,365	3,462
[7]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	1,330	1,359
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/38	1,000	1,010
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/39	6,720	6,734
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	5,750	6,411
	California State University College & University Revenue	5.000%	11/1/32	6,610	7,156
	California State University College & University Revenue	4.000%	11/1/36	300	306
	California State University College & University Revenue	3.000%	11/1/37	2,215	1,973
	California State University College & University Revenue	5.000%	11/1/37	5,025	5,600
	California State University College & University Revenue	3.000%	11/1/38	2,280	1,989
	California State University College & University Revenue	5.000%	11/1/38	4,015	4,463
	California State University College & University Revenue	5.000%	11/1/38	660	718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/41	10,870	11,609
	California State University College & University Revenue	5.000%	11/1/43	5,275	5,613
	California State University College & University Revenue	5.000%	11/1/45	5,000	5,318
	California State University College & University Revenue	5.000%	11/1/47	6,430	6,909
	California State University College & University Revenue	5.000%	11/1/48	6,945	7,513
	California State University College & University Revenue	5.000%	11/1/50	6,000	6,480
	California State University College & University Revenue PUT	1.600%	11/1/26	3,500	3,302
	California State University College & University Revenue, Prere.	5.000%	11/1/22	120	127
	California State University College & University Revenue, Prere.	5.000%	11/1/22	75	79
	California State University College & University Revenue, Prere.	5.000%	11/1/22	140	148
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/35	9,005	8,285
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/51	7,085	6,725
[5,6]	California State Unversity College & University Revenue TOB VRDO	1.700%	9/1/22	6,745	6,745
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,000	1,062
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	4,745	4,994
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/32	190	200
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/33	1,350	1,436
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	1,270	1,238
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	880	917
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	3,225	3,356
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,480	1,538
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	2,335	2,262
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/37	1,020	1,058
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,045	912
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	1,130	1,169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/42	1,445	1,377
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/45	4,315	4,415
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/45	7,085	6,577
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/45	1,150	995
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	6,750	6,420
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/46	1,800	1,859
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.375%	1/1/48	200	189
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,300	5,403
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/48	3,020	3,101
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	1,070	794
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/53	3,450	3,585
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/57	3,775	3,911
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.250%	11/1/44	1,000	934
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.375%	11/1/49	2,300	2,158
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/43	1,500	1,595
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/48	7,000	7,408
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	4,925	5,052
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	2,650	2,829
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	3,230	3,737
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	1.250%	9/7/22	2,800	2,800
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	12/1/22	4,000	4,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,088
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,500	3,635
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,500	2,583
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	4,055	4,145
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	4,220	4,242
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	4,445	4,552
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/41	4,385	4,398
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/46	2,000	1,967
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	9,000	6,741
[5]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/52	725	661
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	4,000	2,916
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/50	1,300	1,124
	Campbell CA GO	5.000%	9/1/47	1,000	1,094
	Campbell Union School District GO	4.000%	8/1/48	4,630	4,569
	Carlsbad Unified School District GO	4.000%	5/1/32	575	601
	Carlsbad Unified School District GO	4.000%	5/1/33	685	711
	Carlsbad Unified School District GO	4.000%	5/1/34	695	717
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/34	1,500	1,544
[2]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/30	300	317
	Centinela Valley Union High School District GO, Prere.	6.000%	2/1/23	3,000	3,098
	Central School District GO	5.000%	8/1/47	3,350	3,541
[2]	Ceres Unified School District GO	5.000%	8/1/51	5,000	5,261
	Cerritos Community College District GO	0.000%	8/1/34	4,000	2,571
	Cerritos Community College District GO	0.000%	8/1/35	1,730	1,059
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,435	1,377
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,080	3,303
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,691
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/46	1,000	879
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/51	1,250	1,073
	Chino Valley Unified School District GO	4.000%	8/1/55	9,300	8,740
	Chino Valley Unified School District GO	5.000%	8/1/55	15,000	16,366
[1]	Chula Vista Elementary School COP	2.000%	9/1/46	5,710	3,510
[1]	Chula Vista Elementary School COP	2.000%	9/1/51	3,400	1,963
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25	2,130	2,223
	Chula Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/26	1,175	1,240
	Cloverdale Unified School District GO	4.000%	8/1/49	5,000	4,713
[1]	Cloverdale Unified School District GO	4.000%	8/1/50	3,575	3,388
[2]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,000	1,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Clovis CA Sewer Revenue	5.000%	8/1/38	2,250	2,416
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	4,975	3,827
[5]	CMFA Special Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/56	2,000	1,413
	College of the Sequoias Tulare Area Improvement District No. 3 GO	4.000%	8/1/46	2,245	2,128
[2]	Colton Joint Unified School District GO	4.000%	8/1/32	1,340	1,394
[2]	Compton CA Unified School District COP	5.000%	6/1/30	300	328
[1]	Conejo Valley Unified School District GO	0.000%	8/1/29	2,000	1,515
[1]	Conejo Valley Unified School District GO	0.000%	8/1/30	1,865	1,337
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,500	1,501
	Corona-Norco Unified School District GO	4.000%	8/1/49	3,000	2,814
	Covina-Valley Unified School District GO	5.000%	8/1/46	4,500	4,857
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/56	3,100	2,280
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	9/1/56	6,120	4,395
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	2/1/57	1,000	717
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/57	4,475	3,328
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/57	3,000	2,235
[5,6]	Culver City CA Unified School District GO TOB VRDO	1.050%	9/1/22	850	850
[1]	Downey Unified School District GO	2.000%	8/1/42	450	297
	Dublin CA Special Tax Revenue	4.000%	9/1/45	850	759
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/42	700	803
	East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/45	1,250	1,425
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	300	326
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/47	3,280	3,723
	East Bay Municipal Utility District Water System Water Revenue	5.250%	6/1/52	2,500	2,873
[1]	East Side Union High School District GO	3.000%	8/1/30	2,000	1,991
[1]	East Side Union High School District GO	3.000%	8/1/31	2,000	1,977
[1]	East Side Union High School District GO	3.000%	8/1/32	1,500	1,459
[1]	East Side Union High School District GO	3.000%	8/1/33	1,500	1,428
[1]	East Side Union High School District GO	3.000%	8/1/35	5,995	5,398
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/37	1,115	1,157
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	4.000%	1/1/23	205	216
	Eastern Municipal Water District Financing Authority Water Revenue, Prere.	4.000%	1/1/23	145	153
	Eastern Municipal Water District Water Revenue	5.000%	7/1/39	2,030	2,186
	Eastern Municipal Water District Water Revenue VRDO	0.900%	9/1/22	10,385	10,385
	El Camino Community College District Foundation GO	5.000%	8/1/48	6,550	7,062
	El Camino Healthcare District GO	4.000%	8/1/34	5,000	5,092
	El Dorado Irrigation District COP	4.000%	3/1/45	5,000	4,782
	El Monte Union High School District GO	0.000%	6/1/44	2,340	856
	El Monte Union High School District GO	0.000%	6/1/45	2,250	782
	El Monte Union High School District GO	0.000%	6/1/46	2,000	662

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Segundo Unified School District GO	3.125%	8/1/48	4,530	3,588
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/34	500	582
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/35	325	375
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/36	435	500
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/37	480	486
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/38	475	479
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/39	950	954
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/40	990	979
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/41	1,030	1,165
	El Toro Water District Financing Authority Intergovernmental Agreement Revenue	5.000%	6/1/42	580	654
[5,6]	Elk Grove Unified School District GO TOB VRDO	1.050%	9/1/22	5,400	5,400
	Encinitas CA Special Tax Revenue, Prere.	5.000%	3/1/23	965	965
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,000	1,800
	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/52	4,355	3,790
	Fairfield-Suisun Unified School District GO	2.000%	8/1/33	4,890	4,111
[9]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	4,750	4,024
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/33	530	566
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/46	420	376
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/50	540	474
	Fontana CA Special Tax Revenue	4.000%	9/1/45	750	677
[2]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/41	2,830	2,774
[2]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/46	4,330	4,139
[2]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/51	4,935	4,661
[10]	Foothill-De Anza Community College District GO	0.000%	8/1/25	2,390	2,208
[4]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,000	1,793
	Foothill-De Anza Community College District GO	3.000%	8/1/37	1,150	1,034
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	879
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	200	214
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	643
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	2,309	2,128
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	14,500	13,636
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,425	5,336
[3]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 6.850% coupon rate effective 1/15/24	0.000%	1/15/42	9,000	9,684
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	5.750%	1/15/23	100	105

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/23	6,675	7,002
	Franklin-Mckinley School District GO	4.000%	8/1/35	100	103
	Franklin-Mckinley School District GO	4.000%	8/1/36	100	102
	Franklin-Mckinley School District GO	4.000%	8/1/37	205	208
	Franklin-Mckinley School District GO	4.000%	8/1/39	245	246
	Franklin-Mckinley School District GO	4.000%	8/1/40	415	411
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/35	1,150	1,237
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/46	1,540	1,460
	Fresno Unified School District GO	2.000%	8/1/29	2,305	2,155
	Fresno Unified School District GO	2.000%	8/1/30	2,435	2,233
	Fresno Unified School District GO	4.000%	8/1/30	150	162
	Fresno Unified School District GO	2.000%	8/1/31	1,565	1,401
	Fresno Unified School District GO	4.000%	8/1/31	450	469
	Fresno Unified School District GO	4.000%	8/1/31	150	161
	Fresno Unified School District GO	2.000%	8/1/32	2,705	2,363
	Fresno Unified School District GO	4.000%	8/1/32	550	572
	Fresno Unified School District GO	4.000%	8/1/32	175	187
	Fresno Unified School District GO	4.000%	8/1/33	750	776
	Fresno Unified School District GO	4.000%	8/1/33	400	422
	Fresno Unified School District GO	4.000%	8/1/35	25	26
	Fresno Unified School District GO	4.000%	8/1/36	1,000	1,016
	Fresno Unified School District GO	4.000%	8/1/45	2,500	2,404
[5,6]	Gilroy CA Public Facilities Financing Authority Wastewater Lease (Non-Terminable) Revenue TOB VRDO	1.730%	9/1/22	11,555	11,555
	Gilroy Unified School District GO	4.000%	8/1/32	350	371
	Gilroy Unified School District GO	4.000%	8/1/33	1,155	1,194
	Gilroy Unified School District GO	4.000%	8/1/36	1,000	1,016
	Gilroy Unified School District GO	4.000%	8/1/36	400	407
	Gilroy Unified School District GO	4.000%	8/1/37	450	456
[4]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	0.000%	6/1/28	10,045	8,639
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	2,370	2,689
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	12/1/22	1,365	1,549
	Grossmont Union High School District GO	0.000%	8/1/30	6,555	5,105
[1]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	6,000	5,714
	Hacienda La Puente County CA Unified School District GO	5.250%	8/1/42	1,030	1,118
	Hartnell CA Community College District GO	4.000%	8/1/33	200	210
	Hartnell CA Community College District GO	4.000%	8/1/34	225	233
	Hartnell CA Community College District GO	4.000%	8/1/35	300	308
[2]	Hayward Unified School District GO	5.000%	8/1/33	1,335	1,494
[2]	Hayward Unified School District GO	5.000%	8/1/34	1,000	1,112
[2]	Hayward Unified School District GO	5.000%	8/1/44	1,045	1,131
[2]	Hayward Unified School District GO	4.000%	8/1/46	2,250	2,172
[2]	Hayward Unified School District GO	4.000%	8/1/48	4,050	3,889
[1]	Hayward Unified School District GO	4.000%	8/1/50	1,000	955
[2]	Hayward Unified School District GO	4.000%	8/1/50	5,870	5,608
[1]	Hemet Unified School District GO	3.000%	8/1/37	1,790	1,562
[1]	Hemet Unified School District GO	3.000%	8/1/39	2,070	1,740
[2]	Imperial Community College District GO	0.000%	8/1/30	2,125	1,620
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/32	2,765	2,978

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Imperial Irrigation District Electric System Electric Power & Light Revenue	3.000%	11/1/33	1,000	960
[2]	Imperial Unified School District GO, Prere	5.250%	8/1/43	6,000	6,792
[1,5]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/46	1,000	947
[1,5]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/51	1,465	1,374
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/32	1,000	1,091
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/34	1,125	1,220
[2]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/38	500	535
[2]	Inglewood Unified School District GO	4.000%	8/1/26	250	261
[2]	Inglewood Unified School District GO	5.000%	8/1/31	500	549
[2]	Inglewood Unified School District GO	5.000%	8/1/32	420	460
[5,6]	Irvine CA Special Assessment VRDO	0.850%	9/1/22	2,800	2,800
[1]	Irvine CA Special Tax Revenue	5.000%	9/1/51	4,420	4,725
[6]	Irvine CA VRDO	0.850%	9/1/22	2,100	2,100
	Irvine Unified School District GO	2.250%	9/1/50	3,000	1,861
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/40	350	331
[2]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/49	1,110	1,043
[2]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	2,569
[2]	Jefferson Union High School District COP	4.000%	8/1/45	1,455	1,366
[2]	Jefferson Union High School District COP	4.000%	8/1/50	6,950	6,357
	Jefferson Union High School District GO	4.000%	8/1/45	1,250	1,202
[2]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	610	612
	Jurupa Unified School District GO	4.000%	8/1/43	8,000	7,770
	Jurupa Unified School District Special Tax Revenue	4.500%	9/1/52	2,500	2,357
[2]	La Mesa-Spring Valley School District GO	4.000%	8/1/46	1,650	1,590
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/37	500	471
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	500	447
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/52	1,400	1,185
[2]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/49	10,200	7,742
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	1,010	1,094
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,255	1,356
	Las Lomitas Elementary School District GO	3.000%	7/1/34	570	542
	Las Lomitas Elementary School District GO	3.000%	7/1/35	450	421
	Las Lomitas Elementary School District GO	3.000%	7/1/36	500	458
	Las Lomitas Elementary School District GO	3.000%	7/1/37	800	714
[10]	Las Virgenes Unified School District GO	0.000%	9/1/26	6,160	5,455
	Liberty Union High School District GO	4.000%	8/1/33	250	262
	Liberty Union High School District GO	4.000%	8/1/34	250	259
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/32	3,210	3,544
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/34	2,000	2,196
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31	330	344

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33	400	414
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/39	1,345	1,139
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	9,642
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	1,000	931
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/34	375	349
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	1,000	892
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/35	520	470
[2]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/36	2,100	1,841
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,730	1,457
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	925	746
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/42	1,980	1,545
	Lodi CA Unified School District GO	3.000%	8/1/43	2,750	2,206
	Lodi CA Unified School District GO	3.000%	8/1/46	10,000	7,735
[1]	Lodi Public Financing Authority Intergovernmental Agreement Revenue	5.000%	9/1/32	1,640	1,813
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/29	1,275	1,369
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,575	1,676
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	3,520	3,921
[11]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	3.376%	11/15/26	1,800	1,746
[4]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/26	7,570	7,968
[4]	Long Beach Bond Finance Authority Tax Allocation Revenue	5.500%	8/1/31	4,715	5,431
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/28	250	282
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/29	250	285
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/30	305	352
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/31	430	499
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/32	220	256
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/33	240	277
[1]	Long Beach CA Airport System Port, Airport & Marina Revenue	5.000%	6/1/34	375	427
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/39	1,535	1,624
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	5,105	5,489
	Long Beach Community College District GO	0.000%	8/1/34	2,830	1,836
	Long Beach Community College District GO	4.000%	8/1/45	2,000	1,923
	Long Beach Community College District GO	4.000%	8/1/49	4,400	4,181
	Long Beach Unified School District GO	0.000%	8/1/26	1,870	1,666
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	2,447
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,075	1,117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Los Angeles CA Unified School District COP	5.000%	10/1/30	450	522
[2]	Los Angeles CA Unified School District COP	4.000%	10/1/32	735	780
[2]	Los Angeles CA Unified School District COP	2.250%	10/1/34	560	459
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	5,244
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,685	1,769
[2]	Los Angeles CA Unified School District GO	5.000%	7/1/30	2,820	3,170
	Los Angeles CA Unified School District GO	3.000%	1/1/34	4,780	4,524
	Los Angeles CA Unified School District GO	4.000%	7/1/36	4,000	4,121
	Los Angeles CA Unified School District GO	4.000%	7/1/36	6,000	6,211
	Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	5,121
	Los Angeles CA Unified School District GO	4.000%	7/1/37	2,500	2,570
	Los Angeles CA Unified School District GO	4.000%	7/1/39	2,505	2,533
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	2,693
	Los Angeles CA Unified School District GO	4.000%	7/1/40	3,000	2,965
	Los Angeles CA Unified School District GO	4.000%	7/1/44	5,000	4,813
	Los Angeles CA Unified School District GO	2.625%	7/1/46	1,950	1,395
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,010	1,114
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	3,250	3,573
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	5,000	5,305
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,500	2,743
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	1,660	1,819
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	2,100	2,296
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	163
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	10,000	10,789
[5]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	1.300%	9/1/22	9,085	9,085
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	6,735	7,326
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	4,805	4,577
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,550
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	1,700	1,874
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	3,646
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,525	1,585
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,547
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,173
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	4,225	4,328
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	3,923
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	6,592
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,000	1,139
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,267

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	15,245	16,680
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,090
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/39	2,500	2,526
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	3,180	3,192
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/41	2,500	2,503
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	3,250	3,223
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/49	5,035	5,524
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,210	1,417
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	860	1,011
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	1,250	1,433
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,250	2,566
Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/37	1,800	1,855
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/30	1,500	1,766
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/31	1,500	1,784
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	5.000%	10/1/32	1,375	1,651
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	4,000	4,280
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	6,500	7,073
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,000	1,077
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,135	2,330
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	4,240	4,436
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,150	2,334
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	2,100	2,280
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	1,700	1,872
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,500	7,556
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	5,905	6,490
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	5,065	5,091
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	2,000	2,116
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,500	2,679
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	10,000	9,760
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	5,020	5,326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	615	700
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,176
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,205	1,403
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,430	1,653
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	1,000	1,151
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	2,110	2,421
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	10,730	11,885
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,000	1,125
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	13,670	14,855
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	4,250	4,618
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/52	5,185	5,672
[5,6]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	1.700%	9/1/22	5,885	5,885
[5,6]	Los Angeles Department of Water & Power Electric Power & Light Revenue TOB VRDO	1.700%	9/1/22	3,885	3,885
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	4,675	5,289
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	3,025	3,401
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,035	5,661
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	2,600	2,714
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	1,700	1,865
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	4,345	4,752
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,835	1,950
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,980	2,134
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	2,500	2,784
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/39	1,110	1,205
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	2,045	2,170
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	350	377
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	200	212
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	380	407
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/46	160	169
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	7,000	7,458
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.840%	9/1/22	18,500	18,500

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.850%	9/1/22	100	100
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.880%	9/1/22	11,000	11,000
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.880%	9/1/22	6,975	6,975
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.890%	9/1/22	19,450	19,450
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.900%	9/1/22	23,820	23,820
Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.900%	9/1/22	1,050	1,050
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/30	5,000	5,687
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,075	5,689
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	9,020	10,076
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	3,790	4,045
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,765	5,175
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,741
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	4,675	5,064
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	1,640	1,802
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	2,500	2,699
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,000	1,096
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	5,000	5,694
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,935	2,158
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	6,000	6,772
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	4,580	4,854
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	6,000	6,735
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	6,750	7,370
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	5,000	5,589
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	1,860	1,965
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	2,500	2,641
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	3,000	3,260
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.850%	9/1/22	400	400
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.850%	9/1/22	9,860	9,860
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,000	3,300
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,465	2,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	5,200	5,379
	Los Angeles Unified School District GO	4.000%	7/1/38	4,370	4,469
	Los Angeles Unified School District GO	4.000%	7/1/40	2,765	2,733
	Los Angeles Unified School District GO	4.000%	7/1/41	2,500	2,453
[5,6]	Los Angeles Unified School District GO TOB VRDO	1.700%	9/1/22	5,220	5,220
	Los Rios Community College District GO	3.000%	8/1/31	2,000	1,963
	Los Rios Community College District GO	3.000%	8/1/32	2,900	2,775
	Los Rios Community College District GO	3.000%	8/1/33	1,750	1,640
	Los Rios Community College District GO	3.000%	8/1/34	2,750	2,521
	Los Rios Community College District GO	4.000%	8/1/34	4,555	4,711
	Los Rios Community College District GO	3.000%	8/1/35	1,450	1,300
[10]	Madera Unified School District GO	0.000%	8/1/28	2,680	2,225
[2]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	500	513
	Marina Coast Water District Water Revenue	5.000%	6/1/37	4,085	4,298
	Menifee CA Special Tax Revenue	4.000%	9/1/37	500	471
	Menifee CA Special Tax Revenue	4.000%	9/1/51	1,430	1,215
[1]	Menifee Union School District GO	3.000%	8/1/38	1,500	1,282
	Menifee Union School District Special Tax Revenue	4.000%	9/1/45	875	777
	Menifee Union School District Special Tax Revenue	4.000%	9/1/51	1,825	1,569
	Mesa Water District COP	4.000%	3/15/40	325	329
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	1,000	1,147
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	1,000	1,165
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/30	1,000	1,181
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,020	11,304
	Metropolitan Water District of Southern California Water Revenue VRDO	0.900%	9/1/22	3,985	3,985
	Metropolitan Water District of Southern California Water Revenue, Prere	5.000%	7/1/40	3,500	3,757
	Milpitas Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	9/1/30	4,125	4,430
	Modesto Elementary School District GO	3.000%	8/1/39	280	241
[4]	Modesto Irrigation District Electric Power & Light Revenue, ETM	6.500%	10/1/22	1,190	1,194
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/31	1,675	1,844
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	1,605	1,713
[2]	Moreno Valley Unified School District GO	3.000%	8/1/50	2,000	1,543
[2]	Moulton-Niguel Water District COP	3.000%	9/1/44	4,430	3,627
	Mount San Antonio Community College District GO	5.000%	8/1/39	1,000	1,109
	Mount San Antonio Community College District GO	0.000%	8/1/46	6,870	2,277
	Mount San Antonio Community College District GO	4.000%	8/1/49	5,200	5,122
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/43	2,000	1,907
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/45	4,000	3,777
[2]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/50	6,670	6,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/34	710	747
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/35	740	769
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/36	500	510
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/37	525	530
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/38	810	813
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/39	1,725	1,719
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/40	1,795	1,764
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/41	1,710	1,664
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/32	1,730	1,430
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	7,000	8,562
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	500	612
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	5,700	6,972
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,195	5,063
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	4,785	5,775
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	1,170	1,412
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/31	1,353	1,565
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/32	1,331	1,534
	Municipal Improvement Corp. of Los Angeles Lease (Abatement) Revenue	5.000%	11/1/33	1,550	1,770
	Napa Valley Community College District GO	4.000%	8/1/33	2,500	2,575
	Napa Valley Community College District GO	4.000%	8/1/34	2,000	2,049
[1]	Napa Valley Unified School District GO	4.000%	8/1/34	1,630	1,675
	Napa Valley Unified School District GO	5.000%	8/1/44	100	106
[2]	New Haven Unified School District GO	5.000%	8/1/28	2,000	2,090
	New Haven Unified School District GO	4.000%	8/1/36	500	511
	New Haven Unified School District GO	4.000%	8/1/37	70	71
	New Haven Unified School District GO	4.000%	8/1/39	420	420
[10]	Newport Mesa Unified School District GO	0.000%	8/1/31	3,000	2,284
	Newport Mesa Unified School District GO	0.000%	8/1/35	4,000	2,545
	Newport Mesa Unified School District GO	0.000%	8/1/36	1,000	607
	Newport Mesa Unified School District GO	0.000%	8/1/37	2,000	1,156
	Newport Mesa Unified School District GO	0.000%	8/1/38	1,000	549
	Norco Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/49	1,300	1,235
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	50	52
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/42	3,250	3,673
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/47	4,425	5,034
	North Orange County CA Community College District GO	3.000%	8/1/38	1,000	869

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Orange County CA Community College District GO	3.000%	8/1/39	1,000	861
	North Orange County CA Community College District GO	3.000%	8/1/40	1,000	853
	Northeastern School District/York County GO	3.250%	8/1/35	100	96
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	7,410	7,526
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/30	2,640	3,093
	Northern California Power Agency Electric Power & Light Revenue (Hydroelectric Projects)	5.000%	7/1/31	3,000	3,553
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/37	3,610	3,856
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/44	4,320	4,629
[5,6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.700%	9/1/22	10,000	10,000
[5,6]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	1.740%	9/1/22	10,000	10,000
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	780	846
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/33	3,450	3,603
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	2,545	2,644
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	1,000	1,036
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/35	5,375	6,127
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	4,750	4,785
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	2,520	2,715
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	1,140	1,128
[1]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	5,777
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,205	1,180
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,325	1,291
[12]	Oceanside CA Unified School District GO	0.000%	8/1/25	5,180	4,787
[12]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	755	701
[12]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	615	571
[12]	Oceanside CA Unified School District GO, ETM	0.000%	8/1/25	315	293
[6]	Orange County Water District COP VRDO	1.150%	9/7/22	22,000	22,000
	Orange County Water District Water Revenue	4.000%	8/15/34	650	678
[2]	Oxnard School District GO	5.000%	8/1/41	1,110	1,184
	Oxnard Union High School District GO	5.000%	8/1/45	1,000	1,081
	Palm Desert CA Special Assesment Revenue	4.000%	9/2/31	800	793
	Palm Desert CA Special Assesment Revenue	4.000%	9/2/37	1,200	1,143
	Palo Alto CA COP	2.125%	11/1/43	1,730	1,163
	Palo Alto CA Special Assesment Revenue	4.250%	9/2/22	200	200
	Palomar Community College District GO	0.000%	8/1/24	5,125	4,866
	Palomar Community College District GO	5.000%	8/1/34	1,000	1,098
	Palomar Health GO	4.000%	8/1/32	4,140	4,236
[12]	Palomar Health GO	0.000%	8/1/33	4,100	2,634
	Palomar Health GO	4.000%	8/1/33	4,560	4,633
	Palomar Health GO	5.000%	8/1/34	1,100	1,176
	Palomar Health GO	4.000%	8/1/35	4,270	4,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Health GO	0.000%	8/1/36	5,025	2,674
	Palomar Health GO	4.000%	8/1/36	5,085	5,112
[1]	Palomar Health GO	0.000%	8/1/38	390	190
[12]	Palomar Health GO	7.000%	8/1/38	205	239
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/42	3,000	3,073
[1]	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	4,000	4,169
[10]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	3,000	2,603
[6]	Pasadena CA COP VRDO	1.450%	9/1/22	33,000	33,000
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/39	5,070	5,738
	Peninsula Corridor Joint Powers Board Sales Tax Revenue	5.000%	6/1/40	5,325	6,003
	Perris Union High School District GO	3.000%	9/1/45	2,000	1,594
[4]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/24	1,000	947
[1]	Pittsburg Unified School District GO	4.000%	8/1/46	875	837
[1]	Pittsburg Unified School District GO	4.000%	8/1/51	1,000	947
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,000	903
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,250	1,099
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	4,100	3,505
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/39	2,040	1,011
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	4,000	3,362
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	2,500	2,465
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.000%	6/1/34	200	211
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/35	265	280
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/36	100	106
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/37	100	106
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/38	200	211
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/39	100	105
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/40	110	116
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/41	250	263
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.250%	6/1/42	200	210
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.375%	6/1/47	700	736
[1]	Pleasanton Unified School District (Multiple Capital Improvement Projects) COP	5.500%	6/1/52	1,100	1,159
[1]	Pomona Unified School District GO	2.500%	8/1/48	5,050	3,424
[2]	Pomona Unified School District GO	3.000%	8/1/48	2,155	1,671
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/45	625	595
[1]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/50	1,000	938
[1]	Poway Unified School District GO	0.000%	8/1/31	9,050	6,801
	Poway Unified School District GO	0.000%	8/1/33	990	676
	Poway Unified School District GO	0.000%	8/1/33	5,010	3,421
	Poway Unified School District GO	0.000%	8/1/34	8,130	5,288
	Poway Unified School District GO	0.000%	8/1/46	10,000	3,383
	Poway Unified School District GO	0.000%	8/1/51	10,000	2,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28	2,325	2,544
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29	3,405	3,721
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30	1,735	1,894
[2]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	1,720	1,826
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/50	2,250	2,150
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/35	1,155	1,273
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/36	1,255	1,374
[2]	Rancho Cordova CA Special Tax Revenue	5.000%	9/1/37	2,705	2,936
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/46	585	524
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/50	500	441
[1]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/29	1,800	1,890
	Ravenswood CA City School District GO	4.000%	8/1/46	2,740	2,621
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/29	1,000	1,079
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/31	600	643
[5,6]	Redwood City Public Facility & Infrastructure Authority Lease (Abatement) Revenue TOB VRDO	1.730%	9/1/22	10,400	10,400
[4]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/26	3,445	3,061
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/36	1,295	1,323
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/30	1,000	1,118
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/32	1,000	1,107
[1]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/33	2,105	2,320
	Riverside CA Sewer Revenue	5.000%	8/1/33	3,660	4,093
	Riverside Community College District GO	3.000%	8/1/34	580	551
	Riverside Community College District GO	3.000%	8/1/37	1,100	982
	Riverside Community College District GO	3.000%	8/1/40	3,750	3,190
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/44	10,090	9,792
[5,6]	Riverside County Public Financing Authority Lease (Abatement) Revenue TOB VRDO	1.730%	9/1/22	7,500	7,500
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/32	820	900
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	1,750	1,763
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/41	2,000	2,117
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	2,320	2,201
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	6,710	2,651
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/42	2,975	1,111
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	7,500	2,645
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/47	5,455	4,905
	Riverside County Transportation Commission Highway Revenue, Prere.	5.750%	12/1/22	2,000	2,052
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/38	3,500	3,793

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	3/1/23	1,440	1,440
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	3/1/23	1,795	1,795
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	3/1/23	1,880	1,880
	Riverside Unified School District Financing Authority Miscellaneous Revenue, Prere.	5.000%	3/1/23	1,375	1,375
	Riverside Unified School District GO	4.000%	8/1/32	2,250	2,361
	Riverside Unified School District GO	4.000%	8/1/33	1,350	1,407
	Riverside Unified School District GO	3.000%	8/1/36	800	707
	Riverside Unified School District GO	3.000%	8/1/37	1,800	1,571
[2]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/30	1,940	2,076
[1]	Robla CA School District GO	5.000%	8/1/44	2,170	2,325
	Romoland School District Special Tax Revenue	4.000%	9/1/50	2,365	2,049
	Roseville CA Special Tax Revenue	4.000%	9/1/45	450	407
	Roseville CA Special Tax Revenue	4.000%	9/1/46	520	464
	Roseville CA Special Tax Revenue	4.000%	9/1/46	2,915	2,607
	Roseville CA Special Tax Revenue	4.000%	9/1/46	1,000	895
	Roseville CA Special Tax Revenue	4.000%	9/1/50	1,000	885
	Roseville CA Special Tax Revenue	4.000%	9/1/51	710	619
	Roseville CA Special Tax Revenue	4.000%	9/1/51	2,750	2,406
	Roseville CA Special Tax Revenue	4.000%	9/1/51	1,500	1,315
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	2,500	2,658
	Ross Valley Public Financing Authority Sewer Revenue	5.000%	1/1/39	500	520
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/44	2,250	2,168
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,820	2,056
[2]	Sacramento CA City Unified School District GO	5.500%	8/1/52	9,020	10,156
[5,6]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	1.730%	9/1/22	7,500	7,500
	Sacramento CA Special Tax Revenue	4.000%	9/1/50	1,500	1,309
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/36	2,245	2,422
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	9,160	9,605
[10]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	3,000	2,255
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	555
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	1,660	1,820
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	1,275	1,386
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/34	2,000	2,175
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,520	2,727
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	2,000	2,165
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	1,330	1,427
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	3.000%	12/1/34	7,000	6,446
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	8/1/32	1,000	1,068
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/35	4,920	5,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	2,000	2,199
[6]	Sacramento Transportation Authority Sales Tax Revenue VRDO	1.400%	9/1/22	55,110	55,110
	Salinas Union High School District GO	4.000%	8/1/45	4,000	3,846
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/31	1,000	1,114
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/32	1,365	1,515
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/34	2,360	2,597
[1]	San Bernardino City Unified School District GO	0.000%	8/1/35	5,900	3,505
[1]	San Bernardino City Unified School District GO	0.000%	8/1/36	5,000	2,825
	San Bernardino Community College District GO	0.000%	8/1/44	20,000	7,728
	San Bernardino Community College District GO	0.000%	8/1/48	12,770	4,186
	San Bernardino Community College District GO, Prere.	4.000%	2/1/23	145	157
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	3,275	3,101
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/42	5,130	5,454
	San Diego CA Unified School District GO	0.000%	7/1/29	8,150	6,670
	San Diego CA Unified School District GO	0.000%	7/1/30	3,000	2,366
	San Diego CA Unified School District GO	0.000%	7/1/31	1,500	1,134
	San Diego CA Unified School District GO	0.000%	7/1/32	1,110	803
	San Diego CA Unified School District GO	0.000%	7/1/34	3,550	2,297
	San Diego CA Unified School District GO	0.000%	7/1/38	4,890	2,644
	San Diego CA Unified School District GO	5.000%	7/1/41	50	54
	San Diego CA Unified School District GO	2.000%	7/1/45	5,080	3,183
	San Diego CA Unified School District GO	0.000%	7/1/49	1,000	310
	San Diego Community College District GO	0.000%	8/1/36	8,000	4,780
	San Diego Community College District GO	0.000%	8/1/38	3,510	1,910
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,100	1,223
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,020	1,123
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	1,520	1,661
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,530	1,679
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,400	1,527
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	1,375	1,497
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	2,325	2,525
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	5,740	6,056
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	7,000	7,477
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	9,700	8,951
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,500	5,858
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue, Prere.	3.500%	1/1/23	125	126
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35	1,540	1,658
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	210	226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	1.400%	9/1/22	2,500	2,500
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	1.430%	9/1/22	5,700	5,700
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	1.450%	9/1/22	29,000	29,000
[6]	San Diego Housing Authority Local or Guaranteed Housing Revenue VRDO	1.700%	9/1/22	13,900	13,900
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,000	5,581
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	2,000	2,220
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	5,050	5,470
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	162
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	10,000	9,957
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35	3,800	3,914
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	3,000	2,462
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	2,500	2,514
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	2,500	2,490
	San Francisco CA City & County COP	4.000%	4/1/33	5,040	5,177
	San Francisco CA City & County COP	4.000%	4/1/41	2,705	2,693
	San Francisco CA City & County COP	4.000%	4/1/41	3,355	3,340
[5]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/51	1,700	1,466
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	2,040	2,171
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	2,430	2,560
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/31	1,015	1,069
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	5,000	5,437
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	4,010	4,233
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	1,500	1,636
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	2,500	2,716
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/22	10	11
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	1,030	1,111
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	1,000	1,073
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	3,145	3,501
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	27,755	29,222
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	245	261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,700	4,982
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	6,605	7,014
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	6,495	7,015
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/32	1,305	1,387
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/33	1,370	1,453
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/41	1,290	1,271
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/46	2,195	2,108
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,030	3,364
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	7,000	7,714
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	2,080	2,283
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/28	985	1,075
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	1,200	1,304
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/37	850	894
	San Francisco Community College District GO	4.000%	6/15/45	2,300	2,183
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	3,000	2,836
	San Francisco Unified School District GO	4.000%	6/15/33	3,155	3,306
	San Francisco Unified School District GO	4.000%	6/15/34	2,500	2,590
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,055
	San Francisco Unified School District GO	3.000%	6/15/39	4,075	3,515
	San Francisco Unified School District GO	3.000%	6/15/40	4,525	3,789
	San Francisco Unified School District GO	5.000%	6/15/40	3,380	3,762
[1]	San Jacinto Unified School District COP	5.000%	9/1/40	1,075	1,176
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/37	7,000	7,536
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	6,000	5,793
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/25	6,515	6,001
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	225	150
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	1,000	988
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	550	515
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	2,270	2,324
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/45	400	370

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	8,000	8,174
	San Jose CA GO	5.000%	9/1/49	5,400	5,896
	San Jose Evergreen Community College District GO	3.000%	9/1/34	1,300	1,229
	San Jose Evergreen Community College District GO	3.000%	9/1/40	3,710	3,150
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,100	4,446
	San Juan Unified School District GO	2.375%	8/1/41	15	11
[2]	San Leandro Unified School District GO	4.000%	8/1/35	450	464
[2]	San Leandro Unified School District GO	4.000%	8/1/37	850	865
[2]	San Leandro Unified School District GO	3.000%	8/1/43	500	396
	San Lorenzo Unified School District GO	4.000%	8/1/47	2,000	1,911
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/46	995	895
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/51	1,200	1,057
	San Luis Obispo County Community College District GO	5.000%	8/1/32	1,395	1,484
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/29	760	838
[1]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/34	1,155	1,249
	San Marcos Unified School District GO	0.000%	8/1/32	2,600	1,832
	San Marcos Unified School District GO	4.000%	8/1/33	3,520	3,668
	San Marcos Unified School District GO	5.000%	8/1/35	5,000	5,434
	San Marcos Unified School District GO	5.000%	8/1/36	2,000	2,170
[6]	San Mateo County Transit District Sales Tax Revenue VRDO	0.870%	9/1/22	2,215	2,215
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/34	80	82
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	4,040	2,544
[3]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/46	3,280	2,304
[1]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/29	1,780	1,860
	San Rafael City Elementary School District GO	4.500%	8/1/42	2,645	2,692
	San Rafael City Elementary School District GO	5.000%	8/1/43	2,550	2,736
	San Rafael City Elementary School District GO	4.000%	8/1/47	1,350	1,296
[4]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	2,000	1,318
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,389
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	4,140	3,917
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/34	825	931
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/35	855	960
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/36	1,375	1,537
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/37	1,165	1,296
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/41	5,000	5,491
[2]	Sanger Unified School District GO	3.000%	8/1/45	1,000	774
[2]	Sanger Unified School District GO	4.000%	8/1/55	2,150	2,042
	Santa Ana College Improvement District #1 Rancho Santiago Community College District GO	4.000%	8/1/41	2,000	1,972
[10]	Santa Ana Unified School District GO	0.000%	8/1/32	3,680	2,561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Santa Ana Unified School District GO	2.000%	8/1/46	5,755	3,520
[1]	Santa Ana Unified School District GO	2.125%	8/1/50	1,000	597
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	2,050	935
	Santa Barbara Unified School District GO	4.000%	8/1/31	985	1,034
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,765	2,361
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	3,000	2,562
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/45	10,000	9,928
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/47	4,165	3,329
[6]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	1.140%	9/7/22	33,945	33,945
	Santa Clara Unified School District GO	3.000%	7/1/31	1,395	1,387
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,435
	Santa Clara Unified School District GO	3.000%	7/1/32	1,490	1,466
	Santa Clara Unified School District GO	3.000%	7/1/34	1,705	1,622
	Santa Clara Unified School District GO	3.000%	7/1/37	2,955	2,674
	Santa Clarita Community College District GO	3.000%	8/1/36	750	682
	Santa Clarita Community College District GO	3.000%	8/1/41	950	783
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,825	2,799
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	4.000%	6/1/35	495	512
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/37	850	759
	Santa Monica Community College District GO	4.000%	8/1/35	1,050	1,079
	Santa Monica Community College District GO	4.000%	8/1/36	1,250	1,282
	Santa Monica Community College District GO	4.000%	8/1/47	5,000	4,943
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,505
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,014
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/37	2,920	2,991
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/38	4,545	4,627
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/39	6,270	6,370
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/40	6,870	6,878
	Santa Monica-Malibu Unified School District GO	4.000%	8/1/41	3,260	3,261
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/44	2,000	1,656
	Santa Paula CA Special Tax Revenue	4.000%	9/1/47	1,460	1,277
	Santa Paula CA Special Tax Revenue	4.000%	9/1/52	3,535	3,031
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/34	455	475
[2]	Santa Rosa Elementary School District GO	4.000%	8/1/40	700	693
[1]	Santa Rosa High School District GO	5.000%	8/1/36	550	592
[1]	Santa Rosa High School District GO	5.000%	8/1/37	470	505
[2]	Santa Rosa High School District GO	4.000%	8/1/38	500	503
[1]	Santa Rosa High School District GO	5.000%	8/1/39	1,125	1,206
[2]	Santa Rosa High School District GO	4.000%	8/1/43	1,000	971
[1]	Santa Rosa High School District GO	5.000%	8/1/43	225	240
[2]	Saugus Union School District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/49	2,500	2,364
	Sierra Joint Community College District GO	4.000%	8/1/53	3,350	3,272
[1]	Simi Valley Unified School District GO	0.000%	8/1/32	1,720	1,199
	Simi Valley Unified School District GO	4.000%	8/1/35	1,245	1,278
	Simi Valley Unified School District GO	5.000%	8/1/44	1,000	1,072
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	995	998
	Solana Beach School District Special Tax Revenue	5.000%	9/1/35	2,495	2,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sonoma Valley Unified School District GO	4.000%	8/1/40	1,000	991
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	40	46
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/42	1,260	1,371
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/34	200	209
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/35	200	206
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/36	350	360
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/37	250	256
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/38	1,080	941
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/39	1,110	957
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/40	1,105	943
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/38	1,320	1,328
	Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	618
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	1,120	1,270
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	3,600	3,869
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	4,245	4,559
	Southern California Tobacco Securitization Authority Tobacco Settlement Funded Revenue	5.000%	6/1/48	13,240	13,819
	Southwestern Community College District GO	4.000%	8/1/34	375	388
	Southwestern Community College District GO	3.000%	8/1/39	900	766
	Southwestern Community College District GO	3.000%	8/1/40	1,250	1,042
	Southwestern Community College District GO	3.000%	8/1/40	2,500	2,085
	State Center Community College District GO	3.000%	8/1/40	4,660	3,964
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	1,550	1,727
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/36	2,000	2,182
[2]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	4.000%	10/1/37	1,015	1,027
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.250%	10/1/22	2,160	2,251
[1]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	4,220	4,510
[1]	Stockton Unified School District GO	4.000%	8/1/34	1,300	1,368
[1]	Stockton Unified School District GO	4.000%	8/1/35	1,000	1,039
[1]	Stockton Unified School District GO	4.000%	8/1/36	1,000	1,021
[1]	Stockton Unified School District GO	4.000%	8/1/38	1,625	1,636
[1]	Stockton Unified School District GO	4.000%	8/1/39	1,000	1,004
[1]	Stockton Unified School District GO	4.000%	8/1/40	1,035	1,023
[1]	Stockton Unified School District GO	4.000%	8/1/45	5,000	4,778
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/31	1,225	1,285
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/32	1,250	1,311
[2]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/33	1,280	1,341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sunnyvale CA School District GO	4.000%	9/1/35	140	145
	Sunnyvale CA School District GO	4.000%	9/1/36	250	258
	Sunnyvale CA School District GO	4.000%	9/1/37	270	278
	Sunnyvale CA School District GO	4.000%	9/1/38	500	513
	Sunnyvale CA School District GO	4.000%	9/1/40	700	710
	Sunnyvale CA School District GO	4.000%	9/1/42	700	705
	Sunnyvale CA School District GO	4.000%	9/1/44	600	601
	Sunnyvale CA School District GO	4.000%	9/1/50	3,500	3,434
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	4,425	4,350
[2]	Sweetwater Union High School District GO	5.000%	8/1/29	4,200	4,372
	Sweetwater Union High School District GO	5.000%	8/1/33	165	176
	Sweetwater Union High School District GO	5.000%	8/1/34	900	956
	Tahoe-Truckee Unified School District GO	5.000%	8/1/39	2,645	2,825
[1]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	3,115	3,360
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/49	7,500	6,920
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/48	180	183
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/45	2,285	2,065
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/50	3,000	2,648
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/36	800	884
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/45	2,000	2,111
	Transbay Joint Powers Authority Tax Allocation Revenue	2.400%	10/1/49	1,650	1,543
[2]	Tulare Local Health Care District GO	4.000%	8/1/35	1,825	1,857
[2]	Tulare Local Health Care District GO	4.000%	8/1/39	3,275	3,241
[10]	Tulare Union High School District GO	0.000%	8/1/27	515	440
[10]	Tulare Union High School District GO	0.000%	8/1/28	1,250	1,023
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/46	1,765	1,893
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/31	3,000	3,138
[1]	Twin Rivers Unified School District GO	0.000%	8/1/32	2,320	1,638
[13]	Ukiah CA Unified School District GO	0.000%	8/1/32	6,445	4,442
[1]	Ukiah CA Unified School District GO	5.000%	8/1/45	1,800	1,935
[1]	Ukiah CA Unified School District GO	5.000%	8/1/49	2,150	2,305
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/35	1,015	1,030
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/36	525	530
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/37	545	547
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/38	1,140	1,139
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/42	3,290	3,175
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/36	380	392
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/38	525	535
	Union Sanitary District Financing Authority Intergovernmental Agreement Revenue	4.000%	9/1/40	500	506
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,563
	United Water Conservation District COP	4.000%	10/1/50	2,155	2,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	University of California College & University Revenue	5.000%	5/15/27	5,000	5,456
	University of California College & University Revenue	5.000%	5/15/31	2,130	2,317
	University of California College & University Revenue	5.000%	5/15/32	3,500	4,171
	University of California College & University Revenue	4.000%	5/15/34	7,000	7,242
	University of California College & University Revenue	5.000%	5/15/34	4,820	5,389
	University of California College & University Revenue	5.000%	5/15/34	1,575	1,817
	University of California College & University Revenue	5.000%	5/15/35	7,475	8,313
	University of California College & University Revenue	5.000%	5/15/35	7,500	8,813
	University of California College & University Revenue	5.000%	5/15/36	2,000	2,327
	University of California College & University Revenue	5.000%	5/15/37	3,535	3,837
	University of California College & University Revenue	5.000%	5/15/37	1,750	2,022
	University of California College & University Revenue	4.000%	5/15/38	10,005	10,112
	University of California College & University Revenue	5.000%	5/15/38	1,750	2,011
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,140
	University of California College & University Revenue	4.000%	5/15/40	5,000	4,978
	University of California College & University Revenue	5.000%	5/15/40	300	317
	University of California College & University Revenue	5.000%	5/15/40	1,000	1,133
	University of California College & University Revenue	5.000%	5/15/41	10,915	11,688
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,128
	University of California College & University Revenue	5.000%	5/15/42	3,000	3,362
	University of California College & University Revenue	5.000%	5/15/43	4,100	4,449
	University of California College & University Revenue	5.000%	5/15/43	185	200
	University of California College & University Revenue	5.000%	5/15/46	835	890
	University of California College & University Revenue	4.000%	5/15/47	810	779
	University of California College & University Revenue	5.000%	5/15/47	15,325	16,394
	University of California College & University Revenue	5.000%	5/15/47	9,040	9,687
	University of California College & University Revenue	5.000%	5/15/48	11,775	12,717
	University of California College & University Revenue	4.000%	5/15/50	3,500	3,329
	University of California College & University Revenue	4.000%	5/15/51	8,000	7,594
	University of California College & University Revenue	4.000%	5/15/51	11,250	10,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	University of California College & University Revenue	4.000%	5/15/51	3,825	3,637
	University of California College & University Revenue	5.000%	5/15/52	8,000	8,540
	University of California College & University Revenue (Limited Project)	5.000%	5/15/33	1,000	1,099
	University of California College & University Revenue (Limited Project)	5.000%	5/15/46	18,235	19,969
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	800	859
[5,6]	University of California College & University Revenue (Limited Project) TOB VRDO	1.700%	9/7/22	3,255	3,255
	University of California College & University Revenue (Limited Projects)	5.000%	5/15/37	325	349
[5,6]	University of California College & University Revenue TOB VRDO	1.700%	9/1/22	2,230	2,230
[5,6]	University of California College & University Revenue TOB VRDO	1.700%	9/1/22	2,840	2,840
	University of California College & University Revenue VRDO	0.870%	9/1/22	27,000	27,000
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	1,895	2,022
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,115
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	3,000	3,336
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	10,715	11,343
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	4,000	4,436
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	1,550	1,714
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	15,690	17,228
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	16,640	16,087
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/54	4,000	3,360
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.870%	9/1/22	1,400	1,400
	Upland CA COP	4.000%	1/1/42	5,635	5,123
	Upland CA COP	5.000%	1/1/47	5,060	5,163
	Vacaville Unified School District GO	4.000%	8/1/38	500	502
	Vacaville Unified School District GO	4.000%	8/1/42	1,000	979
[1]	Val Verde Unified School District COP	5.000%	3/1/32	750	830
[1]	Val Verde Unified School District COP	5.000%	3/1/33	1,000	1,103
[1]	Val Verde Unified School District COP	5.000%	3/1/35	2,445	2,675
[2]	Val Verde Unified School District GO	4.000%	8/1/46	1,700	1,631
[1]	Val Verde Unified School District GO	3.000%	8/1/47	2,310	1,745
	Vallecitos Water District COP	2.250%	8/1/46	2,140	1,403
	Vallecitos Water District Water Revenue	5.000%	7/1/33	1,110	1,175
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/32	865	933
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/36	750	794
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/33	500	544
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/34	605	651
	Victorville CA Electric Power & Light Revenue	5.000%	5/1/39	1,110	1,175
[1]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,970	2,110

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	Vista Unified School District GO	0.000%	8/1/28	7,425	6,161
	Walnut Energy Center Authority Electric Power & Light Revenue	5.000%	1/1/34	3,100	3,224
	Walnut Valley Unified School District GO	0.000%	8/1/36	1,000	551
	Washington Township Health Care District GO	5.500%	8/1/40	5,205	5,407
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	835	863
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,065	1,134
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,230	1,331
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	500	540
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/33	1,080	1,074
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,080	1,125
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/34	1,770	1,459
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,220	2,120
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	531
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,000	771
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	750	673
[10]	West Contra Costa Unified School District GO	0.000%	8/1/32	7,650	5,450
[1]	West Contra Costa Unified School District GO	3.000%	8/1/35	850	787
[1]	West Contra Costa Unified School District GO	3.000%	8/1/36	1,000	912
[1]	West Contra Costa Unified School District GO	3.000%	8/1/37	700	628
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/36	535	546
	West County Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	6/1/39	1,435	1,441
[1]	West Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	9/1/40	2,050	2,159
[1]	West Sacramento Area Flood Control Agency Special Assesment Revenue	5.000%	9/1/45	815	855
	West Sonoma County Union High School District GO	5.000%	8/1/43	780	847
	West Sonoma County Union High School District GO	5.000%	8/1/46	1,000	1,082
	West Sonoma County Union High School District GO	5.000%	8/1/49	4,430	4,786
	West Valley-Mission Community College District GO	4.000%	8/1/33	1,400	1,475
[2]	Western Placer Unified School District GO	5.000%	8/1/42	6,350	6,823
[7]	Western Placer Waste Management Authority Revenue	5.000%	6/1/40	1,200	1,319
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/43	1,120	1,077
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/28	720	789
[2]	Westminster Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	11/1/29	1,000	1,095
					4,502,375
Guam (0.0%)
	Guam Income Tax Revenue	5.000%	12/1/31	1,000	1,037
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	670	592

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	1,000	1,037
				2,666
Puerto Rico (0.3%)
Commonwealth of Puerto Rico GO	5.250%	7/1/23	3,662	3,717
Commonwealth of Puerto Rico GO	5.625%	7/1/27	153	162
Commonwealth of Puerto Rico GO	5.625%	7/1/29	447	480
Commonwealth of Puerto Rico GO	5.750%	7/1/31	1,570	1,719
Commonwealth of Puerto Rico GO	0.000%	7/1/33	1,310	743
Commonwealth of Puerto Rico GO	4.000%	7/1/33	136	127
Commonwealth of Puerto Rico GO	4.000%	7/1/35	595	546
Commonwealth of Puerto Rico GO	4.000%	7/1/46	174	147
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	637	597
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,332	1,953
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,299	2,523
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,000	692
				13,406
Total Tax-Exempt Municipal Bonds (Cost $4,773,502)				4,518,447
Total Investments (99.6%) (Cost $4,773,502)				4,518,447
Other Assets and Liabilities—Net (0.4%)				16,342
Net Assets (100%)				4,534,789
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Step bond.
4	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, the aggregate value was $274,983,000, representing 6.1% of net assets.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2022.
8	Securities with a value of $834,000 have been segregated as initial margin for open futures contracts.
9	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
13	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
3M—3-month.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
USD—U.S. dollar.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2022	(209)	(26,164)	235
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	4,518,447	—	4,518,447
Derivative Financial Instruments
Assets
Futures Contracts[1]	235	—	—	235
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.